GMO Emerging Country Debt Shares Fund Expense Example, No Redemption - GMO Emerging Country Debt Shares Fund	Feb. 28, 2025 USD ($)
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 139
Expense Example, No Redemption, 3 Years	465
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	151
Expense Example, No Redemption, 3 Years	$ 502